Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 72,360	$ 130,180
Accounts receivable	83	372
Prepaid expenses	269	327
TOTAL CURRENT ASSETS	72,712	130,879
INVESTMENTS	1,408	1,781
INVESTMENT IN JUANICIPIO	136,643	81,214
EXPLORATION AND EVALUATION ASSETS	7,266	3,648
PROPERTY AND EQUIPMENT	781	35
TOTAL ASSETS	218,810	217,557
LIABILITIES
Trade and other payables	780	1,563
Current portion of lease obligation	74
	854	1,563
NON-CURRENT
Lease obligation	467
Deferred income taxes	1,982	2,113
Provision for reclamation	260
TOTAL LIABILITIES	3,563	3,676
EQUITY
Share capital	399,995	392,916
Equity reserve	17,777	18,696
Accumulated other comprehensive loss	(1,015)	(681)
Deficit	(201,510)	(197,050)
TOTAL EQUITY	215,247	213,881
TOTAL LIABILITIES AND EQUITY	218,810	217,557
COMMITMENTS AND CONTINGENCIES